[Transamerica Life Insurance Company Letterhead]

September 11, 2003

VIA EDGAR

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

Re:	Separate Account VA P

File No. 811- 21192, CIK 0001162320

Rule 30b2-1 Filing

Commissioners:

As required by Rule 30d-2 under the Investment Company Act of 1940, as amended (the “Act”), Separate Account VA P, a unit investment trust registered under the Act, recently mailed to its contract owners the semi-annual reports for the following underlying management investment companies: AEGON/Transamerica Series Fund, Inc. – Initial Class, AIM Variable Insurance Funds – Series II, Franklin Templeton Variable Insurance Products Trust – Class 2, Janus Aspen Series – Service Class, Liberty Variable Investment Trust, Variable Insurance Products Fund – Service Class 2, Wanger Advisors Trust. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

Pursuant to Rule 30d-1 under the Act:

•	On September 9, 2003, AEGON/Transamerica Series Fund, Inc., filed its semi-annual report with the Commission via EDGAR (CIK: 0000778207);

•	On August 26, 2003, AIM Variable Insurance Funds filed its semi-annual report with the Commission via EDGAR (CIK: 0000896435);

•	On August 29, 2003, Franklin Templeton Variable Insurance Products Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000837274);

•	On August 22, 2003, Janus Aspen Series filed its semi-annual report with the Commission via EDGAR (CIK: 0000906185);

•	On September 9, 2003, Liberty Variable Investment Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000898445);

•	On February 28, 2003, Variable Insurance Products Fund filed its annual report with the Commission via EDGAR (CIK: 0000356494);

Securities and Exchange Commission

September 11, 2003

•	On August 29, 2003, Variable Insurance Products Fund II filed its semi-annual report with the Commission via EDGAR (CIK: 0000831016);

•	On August 29, 2003, Variable Insurance Products Fund III filed its semi-annual report with the Commission via EDGAR (CIK: 0000927384);

•	On September 5, 2003, Wanger Advisors Trust filed its semi-annual report with the Commission via EDGAR (CIK: 0000929521).

To the extent necessary, these filings are incorporated herein by reference.

Very truly yours,

TRANSAMERICA LIFE INSURANCE COMPANY

/s/ DARIN D. SMITH
Darin D. Smith Assistant General Counsel Financial Markets Group